Expense Example - Artisan Focus Fund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years
USD ($)	134	418	723	1,590	117	365	633	1,398	108	337	585	1,294